As filed with the Securities and Exchange Commission on March 6, 2001
                        1933 Act Registration No. 2-11357
                        1940 Act Registration No. 811-582

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ X ]
      Pre-Effective Amendment No.  [   ]  [   ]
      Post-Effective Amendment No. [ 94] [ X ] and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ X ]

      Amendment No.                [ 49] [ X ]

                        (Check appropriate box or boxes)

                          NEUBERGER BERMAN EQUITY FUNDS
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (212) 476-8800

                          Michael M. Kassen, President
                          Neuberger Berman Equity Funds

                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ] immediately  upon filing  pursuant to paragraph  (b)
[X] on March 24, 2001 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph  (a)(1)
[ ] on  _______________  pursuant to  paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on _______________ pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ X ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          NEUBERGER BERMAN EQUITY FUNDS
            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 94 ON FORM N-1A


      This post-effective amendment consists of the following papers and documents:

Cover Sheet

      Neuberger Berman Equity Funds

             Neuberger Berman Fasciano Fund

      Part A - Investor Class Prospectus*

      Part B - Statement of Additional Information*

      Part C - Other Information

Signature Pages

* Incorporated by Reference to Post-Effective Amendment No. 93 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 22, 2000).

                          NEUBERGER BERMAN EQUITY FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 94 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23.    Exhibits.
-------     --------

           Exhibit                             Description
           Number                              -----------
           ------
           (a)    (1)     Certificate of Trust.  Incorporated by Reference to
                          Post-Effective Amendment No. 70 to Registrant's
                          Registration Statement, File Nos. 2-11357 and 811-582
                          (Filed August 30, 1995).

                  (2) Restated Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 82 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 21, 1998).

                  (3) Trust Instrument of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

                  (4) Schedule A - Current Series of Neuberger Berman Equity Funds. To be Filed by Amendment.

           (b)            By-laws of Neuberger Berman Equity Funds.
                          Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

           (c)    (1)     Trust Instrument of Neuberger Berman Equity Funds,
                          Articles IV, V, and VI.  Incorporated by Reference to
                          Post-Effective Amendment No. 70 to Registrant's

                          Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

                  (2) By-Laws of Neuberger Berman Equity Funds, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

           (d)    (1)     (i)   Management Agreement Between Equity Funds and
                                Neuberger Berman Management Inc. Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement, File
                                Nos. 2-11357 and 811-582 (Filed December 13,
                                2000).

                          (ii) Schedule A - Series of Equity Funds Currently Subject to the Management Agreement. To be Filed by Amendment.

                          (iii) Schedule B - Schedule of Compensation Under the
                                Management Agreement.  To be Filed by Amendment.

           Exhibit                             Description
           Number                              -----------
           ------
                  (2)     (i)   Sub-Advisory Agreement Between Neuberger Berman
                                Management Inc. and Neuberger Berman, LLC with
                                Respect to Equity Funds.  . Incorporated by
                                Reference to Post-Effective Amendment No. 92 to
                                Registrant's Registration Statement, File Nos.
                                2-11357 and 811-582 (Filed December 13, 2000).

                          (ii) Schedule A - Series of Equity Funds Currently Subject to the Sub-Advisory Agreement. To be Filed by Amendment.


           (e)    (1)     (i)   Distribution Agreement Between Neuberger Berman
                                Equity Funds and Neuberger Berman Management
                                Inc. with Respect to Investor Class Shares.
                                Incorporated by Reference to Post-Effective
                                Amendment No. 92 to Registrant's Registration
                                Statement, File Nos. 2-11357 and 811-582 (Filed
                                December 13, 2000).

                          (ii) Schedule A - Series of Neuberger Berman Equity Funds Currently Subject to the Investor Class Distribution Agreement. To be Filed by Amendment.

           (f)            Bonus or Profit Sharing Contracts.  None.

           (g)    (1)     Custodian Contract Between Neuberger Berman Equity
                          Funds and State Street Bank and Trust Company.
                          Incorporated by Reference to Post-Effective Amendment
                          No. 74 to Registrant's Registration Statement, File
                          Nos. 2-11357 and 811-582 (Filed December 15, 1995).

                  (2) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 5, 1996).

           (h)    (1)     (i)   Transfer Agency and Service Agreement Between
                                Neuberger Berman Equity Funds and State Street
                                Bank and Trust Company.  Incorporated by
                                Reference to Post-Effective Amendment No. 70 to
                                Registrant's Registration Statement, File Nos.
                                2-11357 and 811-582 (Filed August 30, 1995).

                          (ii) First Amendment to Transfer Agency and Service Agreement Between Neuberger Berman Equity Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

                          (iii) Second Amendment to Transfer Agency and Service
                                Agreement between Neuberger Berman Equity Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 77 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 12, 1997).

                          (iv) Schedule of Compensation under the Transfer Agency and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 5, 1996).

           Exhibit                             Description
           Number                              -----------
           ------

                  (2)     (i)   Administration Agreement Between Neuberger
                                Berman Equity Funds and Neuberger Berman
                                Management Inc. with Respect to Investor Class
                                Shares. Incorporated by Reference to
                                Post-Effective Amendment No. 92 to Registrant's
                                Registration Statement, File Nos. 2-11357 and
                                811-582 (Filed December 13, 2000).

                          (ii) Schedule A - Series of Neuberger Berman Equity Funds Currently Subject to the Administration Agreement. To be Filed by Amendment.

                          (iii) Schedule B - Schedule of Compensation Under the
                                Administration Agreement. To be Filed by
                                Amendment.

           (i) Opinion and Consent of Kirkpatrick & Lockhart LLP with Respect to Securities Matters of the Registrant. To be Filed by Amendment.

           (j)            Consent of Independent Auditors.  To be Filed by
                          Amendment.

           (k)            Financial Statements Omitted from Prospectus.  None.

           (l)            Letter of Investment Intent.  None.

           (m)            Plan Pursuant to Rule 12b-1.  None.

           (n) Plan Pursuant to Rule 18f-3. Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 13, 2000).

           (o) Power of Attorney for Neuberger Berman Equity Funds, dated November 13, 2000. Filed Herewith.

           (p) Code of Ethics for Registrant, its Investment Advisers and Principal Underwriters. Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 13, 2000).

Item 24.    Persons Controlled By or Under Common Control with Registrant.
--------    --------------------------------------------------------------

        No person is controlled by or under common control with the Registrant.

Item 25.    Indemnification.
--------    ---------------

        A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;

(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

        Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

        Section 9 of the Management Agreement between Neuberger Berman Management Inc. ("NB Management") and the Registrant provide that neither NB Management nor any director, officer or employee of NB Management performing services for the series of the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relates; provided, that nothing in the Agreements shall be construed
(i) to protect NB Management against any liability to the Registrant or any series thereof or their interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Registrant.

        Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreements relate.

        Section 12 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the
Registrant's series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 13 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of each Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

        Section 11 of the Distribution Agreements between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB
Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of Adviser and Sub-Adviser.
-------     ---------------------------------------------------------

      There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and Neuberger Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                      BUSINESS AND OTHER CONNECTIONS
----                      ------------------------------
Claudia Brandon           None.
Vice President/Mutual
Fund Board Relations, NB
Management Inc.

Valerie Chang             Vice President, NB Management Inc.
Managing Director,
Neuberger Berman

Brooke Cobb               Vice President, NB Management Inc.
Managing Director,
Neuberger Berman

Robert Conti              Senior Vice President, NB
Vice President,           Management Inc.; Vice President,
Neuberger Berman          Neuberger Berman Income Funds;
                          Vice President, Neuberger Berman
                          Equity Funds.

Robert D'Alelio           Vice President, NB Management Inc.
Managing Director,
Neuberger Berman

NAME                      BUSINESS AND OTHER CONNECTIONS
----                      ------------------------------

Ingrid Dyott,             Vice President, NB Management Inc.
Vice President,
Neuberger Berman

Robert S. Franklin        Vice President, High Yield Fixed
Vice President,           Income Analyst, Prudential
NB Management Inc.        Insurance Company.1

Brian Gaffney             Senior Vice President, NB
Managing Director,        Management Inc.; Vice President,
Neuberger Berman          Neuberger Berman Income Funds;
                          Vice President, Neuberger Berman
                          Equity Funds.

Robert I. Gendelman       Vice President, NB Management iNC.
Managing Director,
Neuberger Berman

Thomas E. Gengler, Jr.    Vice President, NB Management Inc.
Vice President,
Neuberger Berman

Theodore P. Giuliano      None.
Vice President and
Director, NB Management
Inc.; Managing Director,
Neuberger Berman

Joseph K. Herlihy         Treasurer, NB Management Inc.
Senior Vice President,
Treasurer, Neuberger
Berman

Michael M. Kassen         Executive Vice President, Chief
Executive Vice President, Investment Officer and Director,
Neuberger Berman          NB Management Inc.

Barbara R. Katersky       Senior Vice President, NB Management Inc.
Senior Vice President,
Neuberger Berman

Robert B. Ladd            Vice President, NB Management Inc.
Managing Director,
Neuberger Berman

Jeffrey B. Lane           Director, Chief Executive
Chief Executive Officer   Officer and President, NB
and President, Neuberger  Management Inc.
Berman

Josephine Mahaney         Vice President, NB Management
Managing Director         Inc.
Neuberger Berman




-------------------------
(1) Until 1998.

NAME                      BUSINESS AND OTHER CONNECTIONS
----                      ------------------------------

Michael F. Malouf         Portfolio Manager, Dresdner RCM
Vice President,           Global Investors.2
NB Management Inc.

Robert Matza              Executive Vice President, Chief
Executive Vice President Administrative Officer and and Chief Administrative Director, Neuberger Berman, Inc.
Officer, Neuberger
Berman; Director,
NB Management Inc.

Ellen Metzger             Secretary, NB Management Inc.
Vice President,
Neuberger Berman

S. Basu Mullick           Portfolio Manager, Ark Asset
Vice President,           Management.3
NB Management Inc.

Janet Prindle             Vice President, NB Management Inc.
Managing Director
Neuberger Berman

Kevin L. Risen           Vice President, NB Management Inc.
Managing Director,
Neuberger Berman

Benjamin E. Segal        Assistant Portfolio Manager, GT
Vice President, NB       Global Investment Management(4).
Management Inc.,
Managing Director,
Neuberger Berman

Jennifer Silver           Vice President, NB Management Inc.
Managing Director,
Neuberger Berman

Kent C. Simons            Vice President, NB Management Inc.
Managing Director,
Neuberger Berman

Matthew S. Stadler        Senior Vice President and Chief Financial
Senior Vice President     Officer, NB Management Inc.
and Chief Financial
Officer,
Neuberger Berman

Peter E. Sundman          Executive Vice President and
President, NB Management  Director, Neuberger Berman Inc.;
Inc.; Executive Vice      President and Chief Executive
President, Neuberger      Officer, Neuberger Berman Income
Berman                    Funds.

--------------------
(2) Until 1998.
(3) Until 1998.
(4) Until 1998.

NAME                      BUSINESS AND OTHER CONNECTIONS
----                      ------------------------------

Judith M. Vale            Vice President, NB Management Inc.
Managing Director,
Neuberger Berman

Catherine Waterworth      Managing Director, TCW Group Inc.(5)
Vice President,
NB Management Inc.

Allan R. White, III       Portfolio Manager, Salomon Asset Management.(6)
Vice President, NB
Management; Managing
Director,
Neuberger Berman

      The principal address of NB Management Inc., Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

Item 27.    Principal Underwriters.
-------     ----------------------

      (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

            Neuberger Berman Advisers Management Trust
            Neuberger Berman Income Funds

            NB Management is also the investment manager to the master funds in which the above-named investment companies invest.

      (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                           POSITIONS AND OFFICES               POSITIONS AND
   NAME                    WITH UNDERWRITER                    WITH REGISTRANT
   ----                    ----------------                    ---------------

   Claudia Brandon         Vice President/Mutual Fund            Secretary
                           Board Relations

   Valerie Chang           Vice President                        None

   Brooke A. Cobb          Vice President                        None

   Robert Conti            Senior Vice President                 Vice President

   Robert W. D'Alelio      Vice President                        None

   Ingrid Dyott            Vice President                        None

   Robert S. Franklin      Vice President                        None

   Brian Gaffney           Senior Vice President                 Vice President

----------------------
(5) Until 1998.
(6) Until 1998.


                           POSITIONS AND OFFICES               POSITIONS AND
   NAME                    WITH UNDERWRITER                    WITH REGISTRANT
   ----                    ----------------                    ---------------

   Robert I. Gendelman     Vice President                      None

   Thomas E. Gengler, Jr.  Vice President                      None

   Theodore P. Giuliano    Vice President and Director         None

   Joseph K. Herlihy       Treasurer                           None

   Michael M. Kassen       Vice President and Director         President

   Barbara R. Katersky     Senior Vice President               None

   Robert L. Ladd          Vice President                      None

   Josephine Mahaney       Vice President                      None

   Michael F. Malouf       Vice President                      None

   Robert Matza            Director                            None

   Ellen Metzger           Secretary                           None

   Basu Mullick            Vice President                      None

   Janet W. Prindle        Vice President                      None

   Kevin L. Risen          Vice President                      None

   Benjamin Segal          Vice President                      None

   Jennifer K. Silver      Vice President                      None

   Kent C. Simons          Vice President                      None

   Matthew S. Stadler      Senior Vice President and           None
                           Chief Financial Officer

   Peter E. Sundman        President                           Trustee and Chairman of
                                                               the Board

   Judith M. Vale          Vice President        None

   Catherine Waterworth    Vice President        None

   Allan R. White, III     Vice President        None

      (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.    Location of Accounts and Records.
-------     --------------------------------

        All  accounts,  books and other  documents  required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street
Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third
Avenue, New York, New York 10158.

Item 29.    Management Services
-------     -------------------

        Other  than  as  set  forth  in  Parts  A and B of  this  Post-Effective
Amendment, the Registrant is not a party to any management-related service contract.

Item 30.    Undertakings
            None.

                              POWER OF ATTORNEY

NEUBERGER BERMAN EQUITY FUNDS, a Delaware business trust (the "Trust"), and each of its undersigned officers and trustees hereby nominates, constitutes and appoints Peter E. Sundman, Michael M. Kassen, Richard M. Phillips, Arthur C. Delibert, and Susan M. Casey (with full power to each of them to act alone) its/his/her true and lawful attorney-in-fact and agent, for it/him/her and on its/his/her behalf and in its/his/her name, place and stead in any and all capacities, to make, execute and sign any and all amendments to the Trust's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 and to file with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of shares of the Beneficial Interest of the Trust, any such amendment, and any and all supplements thereto or to any prospectus or statement of additional information forming a part thereof, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as the Trust and the undersigned officers and trustees itself/themselves might or could do.

IN WITNESS WHEREOF, NEUBERGER BERMAN EQUITY FUNDS has caused this power of attorney to be executed in its name by its President, and attested by its Secretary, and the undersigned officers and trustees have hereunto set their hands and seals at New York, New York this 13th day of November, 2000.

                        NEUBERGER BERMAN EQUITY FUNDS


                        By:
                              /s/ Michael M. Kassen
                             -----------------------------
                             Michael M. Kassen
                             President

[SEAL]

ATTEST:


 /s/ Claudia A. Brandon
------------------------------
Claudia A. Brandon,
Secretary



[Signatures Continued on Next Page]

          Signature              Title
          ---------              -----

 /s/ John Cannon              Trustee
-------------------------
John Cannon

 /s/ Faith Colish             Trustee
-------------------------
Faith Colish

 /s/ Walter G. Ehlers         Trustee
-------------------------
Walter G. Ehlers

 /s/ C. Anne Harvey           Trustee
-------------------------
C. Anne Harvey

 /s/ Barry Hirsch             Trustee
-------------------------
Barry Hirsch

 /s/ Michael M. Kassen        President and Trustee
-------------------------
Michael M. Kassen

 /s/ Robert A. Kavesh         Trustee
-------------------------
Robert A. Kavesh

 /s/ Howard A. Mileaf         Trustee
-------------------------
Howard A. Mileaf

_________________________     Trustee
Edward I. O'Brien

_________________________     Trustee
John P. Rosenthal

 /s/ William E. Rulon         Trustee
-------------------------
William E. Rulon

/s/ Cornelius T. Ryan         Trustee
-------------------------
Cornelius T. Ryan

_________________________     Trustee
Tom Decker Seip

_________________________     Trustee
Gustave H. Shubert

/s/ Candace L. Straight       Trustee
-------------------------
Candace L. Straight

/s/ Peter E. Sundman          Chairman of the Board,
--------------------------    Chief Executive Officer,
Peter E. Sundman              and Trustee

__________________________    Trustee
Peter P. Trapp

                                   SIGNATURES
                                   ----------

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER BERMAN EQUITY FUNDS certifies that it meets all of the requirements for effectiveness of Post-Effective Amendment No. 94 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 6th day of March, 2001.

                          NEUBERGER BERMAN EQUITY FUNDS

                          By: /s/   Michael M. Kassen*
                              -----------------------
                              Michael M. Kassen
                              President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 94 has been signed below by the following persons in the capacities and on the date indicated.

Signature                   Title                                      Date
---------                   -----                                      ----

/s/ Peter E. Sundman*         Chairman of the Board                March 6, 2001
------------------------        and Trustee (Chief
Peter E. Sundman                Executive Officer)


/s/ Michael M. Kassen*        President and Trustee                March 6, 2001
------------------------
Michael M. Kassen

 /s/ Richard Russell          Treasurer (Principal Financial and
------------------------       Accounting Officer)                 March 6, 2001
Richard Russell

                       (signatures continued on next page)

Signature                     Title                                    Date
---------                     -----                                    ----

s/ John Cannon*               Trustee                              March 6, 2001
------------------------
John Cannon

/s/ Faith Colish  *           Trustee                              March 6, 2001
------------------------
Faith Colish

/s/ Walter G. Ehlers*         Trustee                              March 6, 2001
------------------------
Walter G. Ehlers

/s/ C. Anne Harvey*           Trustee                              March 6, 2001
------------------------
C. Anne Harvey

/s/ Barry Hirsch*             Trustee                              March 6, 2001
------------------------
Barry Hirsch

/s/ Robert A. Kavesh*         Trustee                              March 6, 2001
------------------------
Robert A. Kavesh

/s/ Howard A. Mileaf *        Trustee                              March 6, 2001
------------------------
Howard A. Mileaf
                              Trustee
------------------------
Edward I. O'Brien

                              Trustee
------------------------
John P. Rosenthal

/s/ William E. Rulon*         Trustee                              March 6, 2001
------------------------
William E. Rulon

/s/ Cornelius T. Ryan*        Trustee                              March 6, 2001
------------------------

Cornelius T. Ryan

                              Trustee
------------------------
Tom Decker Seip



                              Trustee
------------------------
Gustave H. Shubert



/s/ Candace L. Straight*      Trustee                              March 6, 2001
------------------------
Candace L. Straight

                              Trustee
------------------------
Peter P. Trapp


*signed pursuant to Power of Attorney by Arthur C. Delibert